Retained Earnings and Accumulated Other Comprehensive Income - Dividends (Details) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Feb. 28, 2019	May 31, 2018	Apr. 30, 2018	May 31, 2017	Apr. 30, 2017	May 31, 2016	Apr. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends recognised as distributions to owners								$ 2,345,430	$ 1,581,809	$ 1,644,609
Multiplying factor								1.4286
Applicable tax rate								30.00%	30.00%	30.00%
Withholding tax rate								10.00%
Cumulative earnings								$ 69,131,339
Series A, B, D and L Shares
Dividends recognised as distributions to owners		$ 1,068,868		$ 1,084,192		$ 1,084,192
Series "D" Shares
Dividend per share			$ 0.002991452991		$ 0.002991452991		$ 0.002991452991
Preferred stock dividend proposed (in Ps. per share)								$ 0.00034412306528
Series "L" Shares
Dividend per share			0.002991452991		0.002991452991		0.002991452991
Series "A" Shares
Dividend per share			0.002991452991		0.002991452991		0.002991452991
Series "B" Shares
Dividend per share			0.002991452991		0.002991452991		0.002991452991
CPOs
Dividend per share	$ 0.35		$ 0.35		$ 0.35		$ 0.35